UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2022 | shares		32,913,955
Balance at beginning of period at Dec. 31, 2022	$ 192,211	$ 268,194	$ 8,458	$ (9,571)	$ (74,870)
Exercise of stock options (in shares) | shares	8,735	8,735
Exercise of stock options	$ 100	$ 149	(49)
Share-based compensation	1,267		1,267
Release of restricted share units (in shares) | shares		5,249
Release of restricted share units	0	$ 224	(224)
Share issuance under employee share purchase plan (in shares) | shares		8,785
Share issuance under employee share purchase plan	264	$ 322	(58)
Comprehensive income	1,404			159	1,245
Balance at end of period (in shares) at Mar. 31, 2023 | shares		32,936,724
Balance at end of period at Mar. 31, 2023	195,246	$ 268,889	9,394	(9,412)	(73,625)
Balance at beginning of period (in shares) at Dec. 31, 2023 | shares		30,305,156
Balance at beginning of period at Dec. 31, 2023	$ 50,721	$ 247,496	13,960	(5,946)	(204,789)
Exercise of stock options (in shares) | shares	13,680	13,680
Exercise of stock options	$ 286	$ 411	(125)
Share-based compensation	1,932		1,932
Release of restricted share units (in shares) | shares		27,626
Release of restricted share units	0	$ 1,057	(1,057)
Share issuance under employee share purchase plan (in shares) | shares		6,647
Share issuance under employee share purchase plan	263	$ 310	(47)
Excess tax benefit on stock compensation	2,167		2,167
Comprehensive income	4,272			(897)	5,169
Balance at end of period (in shares) at Mar. 31, 2024 | shares		30,353,109
Balance at end of period at Mar. 31, 2024	$ 59,641	$ 249,274	$ 16,830	$ (6,843)	$ (199,620)